RIGHT-OF-USE ASSETS	12 Months Ended
Dec. 31, 2021
RIGHT-OF-USE ASSETS.
RIGHT-OF-USE ASSETS

13. RIGHT-OF-USE ASSETS

Changes in the net carrying amount of right-of-use assets, which mainly relate to leases of premises and vehicles, are as follows:

	2021	2020
Cost
Balance at beginning of year	$393.4	$341.6
Additions financed with lease obligations	51.8	77.4
Retirement and other	(25.2)	(25.6)
Balance at end of year	420.0	393.4

Accumulated depreciation
Balance at beginning of year	232.3	210.7
Depreciation	43.7	40.2
Retirement and other	(23.7)	(18.6)
Balance at end of year	252.3	232.3

Net carrying amount	$167.7	$161.1

The Corporation does not recognize right-of-use assets and lease liabilities for short-term leases and leases of low value assets.

The net carrying amount includes right-of-use assets with the parent corporation of $15.4 million as of December 31, 2021 ($18.0 million as of December 31, 2020). The depreciation expense on leases with the parent Corporation was $2.5 million in 2021 ($2.5 million in 2020 and $2.3 million in 2019).